Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about changes in company's outstanding stock options [Table Text Block]
		Year		Year
		ended		ended
		December 31,		December 31,
		2025		2024
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	8,044	$1.67	6,948	$3.25
Granted	3,940	1.41	3,620	1.33
Exercised	(2,631)	1.72	-	-
Expired	(1,591)	2.61	(2,524)	5.55
Balance, end of year	7,762	$1.33	8,044	$1.67

Disclosure of detailed information about stock options outstanding and exercisable [Table Text Block]
	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

$0.01 to $1.00	0.98	963	$0.78	963	$0.78
$1.01 to $2.00	3.06	6,629	1.38	1,772	1.38
$2.01 to $3.00	2.79	130	2.29	50	2.25
$3.01 to $4.00	4.63	40	3.43	-	-
		7,762	$1.33	2,785	$1.19

Disclosure of detailed information about weighted-average assumptions [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Expected stock price volatility (1)	70%	69%
Risk free interest rate	2.94%	3.10%
Expected life	5 years	3 years
Expected forfeiture rate	3.25%	2.91%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$-
Share-based payments included in general and administrative expenses	2,070	1,199
Total share-based payments	$2,070	$1,199

Disclosure of detailed information about warrants issued and outstanding [Table Text Block]
Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
7,040	0.75	Mar 2024	Mar 27, 2026
400,000	1.38	Jun 2023	Jun 21, 2026
4,709,400	1.00	Mar 2024	Mar 27, 2027
1,000,000	1.05	Aug 2024	Aug 14, 2027
1,044,000	2.50	Mar 2025	Mar 31, 2028
7,160,440

Disclosure of detailed information about performance share units [Table Text Block]
Number of performance share units granted	1,140,730
Average fair value per unit	$2.64
Share price	$2.22
Risk free interest rate	3.42%
Expected life	3 years
Expected volatility	71%
Expected dividends	0%
Average index share price	$43.74
Average correlation coefficient	0.54